STOCK BASED COMPENSATION - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation
Total stock-based compensation expense	$ 6,171	$ 272
Research and development
Stock-based compensation
Total stock-based compensation expense	2,762	140
General and administrative
Stock-based compensation
Total stock-based compensation expense	$ 3,409	$ 132